Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Summary of Operating Segments	The segment revenues, net income, and other segment information of our reportable operating segments for the years ended December 31, 2024, 2023 and 2022, and as at December 31, 2024 and 2023 are as follows:

	Wireless	Fixed Line	Others	Inter- segment Transactions	Consolidated
	(in million pesos)
December 31, 2024
Revenues
External customers	104,944	111,889	—	—	216,833
Service revenues	96,989	111,393	—	—	208,382
Non-service revenues	7,955	496	—	—	8,451
Inter-segment transactions	790	14,601	—	(15,391)	—
Service revenues	790	14,601	—	(15,391)	—
Non-service revenues	—	—	—	—	—
Total revenues	105,734	126,490	—	(15,391)	216,833
Results
Depreciation and amortization	36,297	29,065	—	(9,374)	55,988
Asset impairment	906	3,415	—	—	4,321
Interest income	698	230	15	(27)	916
Equity share in net losses of associates and joint ventures	—	(67)	(923)	—	(990)
Financing costs – net	9,763	7,456	—	(1,719)	15,500
Provision for (benefit from) income tax	3,276	6,501	(9)	370	10,138
Net income (loss) / Segment profit (loss)	11,060	32,392	(1,069)	(9,828)	32,555

Assets and liabilities
Operating assets	326,672	291,635	19,879	(82,318)	555,868
Investments in associates and joint ventures	108	44,758	7,898	—	52,764
Deferred income tax assets – net	6,537	8,014	62	30	14,643
Total assets	333,317	344,407	27,839	(82,288)	623,275
Operating liabilities	280,160	287,993	1,182	(62,855)	506,480
Deferred income tax liabilities	15	43	—	2	60
Total liabilities	280,175	288,036	1,182	(62,853)	506,540
Other segment information
Capital expenditures, including capitalized interest (Note 9)(1)(2)	40,767	37,294	185	—	78,246

(1) Net of additions subject to sale and leaseback from tower companies.

(2) Includes capitalization of subscriber contract cost to fulfill.

	Wireless	Fixed Line	Others	Inter- segment Transactions	Consolidated
	(in million pesos)
December 31, 2023
Revenues
External customers	103,718	107,235	—	—	210,953
Service revenues	94,994	106,838	—	—	201,832
Non-service revenues	8,724	397	—	—	9,121
Inter-segment transactions	683	13,499	—	(14,182)	—
Service revenues	683	13,498	—	(14,181)	—
Non-service revenues	—	1	—	(1)	—
Total revenues	104,401	120,734	—	(14,182)	210,953

Results
Depreciation and amortization	31,498	36,855	—	(9,912)	58,441
Asset impairment	648	3,784	—	—	4,432
Interest income	720	324	7	(35)	1,016
Equity share in net losses of associates and joint ventures	—	(595)	(2,211)	—	(2,806)
Financing costs – net	9,034	6,824	—	(2,103)	13,755
Provision for income tax	5,537	4,015	1	59	9,612
Net income (loss) / Segment profit (loss)	17,522	26,514	(2,270)	(14,901)	26,824
Continuing operations	17,522	26,514	(2,270)	(14,901)	26,865
Discontinued operations (Notes 2 and 8)	—	—	—	—	(41)

December 31, 2023
Assets and liabilities
Operating assets	291,140	260,220	13,415	(23,736)	541,039
Investments in associates and joint ventures	41	42,709	7,558	—	50,308
Deferred income tax assets – net	5,356	11,270	53	1,493	18,172
Total assets	296,537	314,199	21,026	(22,243)	609,519
Operating liabilities	233,237	279,660	1,883	(15,812)	498,968
Deferred income tax liabilities	—	165	—	—	165
Total liabilities	233,237	279,825	1,883	(15,812)	499,133

December 31, 2023
Other segment information
Capital expenditures, including capitalized interest (Note 9)(1)	36,797	48,286	—	—	85,083

(1) Net of additions subject to sale and leaseback from tower companies.

	Wireless	Fixed Line	Others	Inter- segment Transactions	Consolidated
	(in million pesos, except for EBITDA margin)

December 31, 2022
Revenues
External customers	103,482	100,880	—	—	204,362
Service revenues	95,060	100,284	—	—	195,344
Non-service revenues	8,422	596	—	—	9,018
Inter-segment transactions	792	26,930	—	(27,722)	—
Service revenues	792	26,930	—	(27,722)	—
Total revenues	104,274	127,810	—	(27,722)	204,362

Results
Depreciation and amortization	52,660	55,707	—	(9,736)	98,631
Asset impairment	1,173	4,870	1	—	6,044
Interest income	451	202	14	(14)	653
Equity share in net gains (losses) of associates and joint ventures	—	(253)	(3,051)	—	(3,304)
Financing costs – net	8,349	6,100	—	(2,690)	11,759
Provision for (benefit from) income tax	3,793	(1,102)	(134)	140	2,697
Net income (loss) / Segment profit (loss)	15,104	16,766	(2,669)	(17,866)	10,735
Continuing operations	15,104	16,766	(2,669)	(17,866)	11,335
Discontinued operations (Notes 2 and 8)	—	—	—	—	(600)

Other segment information
Capital expenditures, including capitalized interest (Note 9)(1)	46,636	50,174	—	—	96,810

(1) Net of additions subject to sale and leaseback from tower companies.

Summary of Revenues from External Customers by Category of Products and Services

The following table presents our revenues from external customers by category of products and services for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
	(in million pesos)
Wireless services
Service revenues:
Mobile	95,508	93,365	93,029
Home broadband	1,481	1,629	2,028
Others	—	—	3
	96,989	94,994	95,060
Non-service revenues:
Sale of mobile handsets and broadband data modems	7,955	8,724	8,422
Total wireless revenues	104,944	103,718	103,482
Fixed line services
Service revenues:
Data	82,893	81,509	77,889
Voice and miscellaneous	28,500	25,329	22,395
	111,393	106,838	100,284
Non-service revenues:
Sale of phone units, devices and others	496	397	596
Total fixed line revenues	111,889	107,235	100,880
Total revenues	216,833	210,953	204,362